SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2025	Oct. 16, 2025	Oct. 01, 2025	Nov. 24, 2023	Jan. 31, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Jul. 28, 2025	Mar. 20, 2025	Oct. 28, 2024	Dec. 01, 2023	May 16, 2023	May 15, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from convertible debt							$ 4,050,000					$ 12,670,000
Shares issued for services, shares						639,720
Selling price						$ 1,800,000				$ 1,800,000		$ 2,200,000
Number of shares to be issued, value										$ 4,250,000
Common stock, shares authorized						200,000,000	200,000,000			200,000,000		200,000,000			200,000,000	80,000,000
Common stock, par value						$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001				$ 0.0001			$ 0.0001
Preferred stock, shares authorized						1,000,000				1,000,000					1,000,000	1,000,000
Preferred stock, par value						$ 0.0001				$ 0.0001						$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares					48,342
M2i Global Inc [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 250,000
Debt instrument interest rate									10.24%
Proceeds from issuance of common stock									$ 764,582		$ 2,026,880
Common stock, shares authorized									1,000,000,000		1,000,000,000						1,000,000,000	75,000,000
Common stock, par value									$ 0.001		$ 0.001		$ 0.0001				$ 0.001	$ 0.001
Preferred stock, shares authorized									100,000		100,000
Preferred stock, par value									$ 0.001		$ 0.001
M2i Global Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock									$ 764,582
Shares issued for services, shares									28,362,328
Shares issued for cash received, shares									102,578,206		109,137,500
Number of shares to be issued, value									$ 102,578		$ 109,138
Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Subsequent Event [Line Items]
Selling price														$ 2,000,000.0
Discontinued operation														1,800,000
Subsequent Event [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares	2,648,689
Number of shares to be issued, value	$ 317,933
Converted principal amount	40,000
Accrued interest converted	$ 8,241
Shares issued upon debt conversion	1,042,690
Shares authorized	1,010,000,000
Common stock, shares authorized	1,000,000,000
Common stock, par value	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.001
Subsequent Event [Member] | M2i Global Inc [Member] | Series A Super Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized	100,000
Subsequent Event [Member] | M2i Global Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares	4,550,000
Number of shares to be issued, value	$ 356,000
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Subsequent Event [Line Items]
Selling price														2,000,000.0
Discontinued operation														$ 1,800,000
Subsequent Event [Member] | Fly Exclusive [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 100,000
Stock issued during period shares conversion of units			20,576
Proceeds from issuance of common stock			$ 2,000,000
Shares issued for services, shares			411,523
Fourth Tranche Note [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 2,200,000
Proceeds from convertible debt		$ 2,000,000.0
Debt instrument interest rate		10.00%